RELATED PARTY TRANSACTIONS - Schedule of Transactions with Related Party (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Selling, general and administrative expenses, net	$ 35,568	$ 49,200	$ 262,083
Related Party
Related Party Transaction [Line Items]
Selling, general and administrative expenses, net	$ 41	$ 43	$ 31